Related parties - Key management compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related parties
Short term employee benefits	$ 2,673	$ 3,099	$ 1,518
Share-based payments	1,994	2,702	310
Post-employment benefits	108	92	74
Total key management compensation	$ 4,775	$ 5,893	$ 1,902